Related Party Transactions (Details) - Directors [Member] - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Statement [Line Items]
Salaries and bonus	$ 0	$ 12,000	$ 0	$ 132,000
Short-term employee benefits	563	531	1,648	1,518
Stock-based compensation	30,000	0	511,875	0
Total	$ 30,563	$ 12,531	$ 513,523	$ 133,518